Note 6 - Equity	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
6.	Equity

The movement of equity is as follows:

	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interests	Total equity

Balances at January 1, 2017 (audited)	2	44,369	(32,128)	(91)	147	12,299
Issuance of ordinary shares (unaudited)	-	89,443	-	-	-	89,443
Foreign currency translation adjustment gain (loss) (unaudited)	-	-	-	(5)	1	(4)
Net loss (unaudited)	-	-	(47,396)	-	(316)	(47,712)

Balances at March 31, 2017 (unaudited)	2	133,812	(79,524)	(96)	(168)	54,026

Balances at January 1, 2016 (audited)	2	29,119	(20,118)	(53)	708	9,658
Foreign currency translation adjustment gain (unaudited)	-	-	-	4	2	6
Net loss (unaudited)	-	-	(1,844)	-	(65)	(1,909)

Balances at March 31, 2016 (unaudited)	2	29,119	(21,962)	(49)	645	7,755